ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.


 1.  Name and address of issuer:

                         The Baird Funds, Inc.
                         777 East Wisconsin Avenue
                         Milwaukee, Wisconsin 53202

 2.  Name of each series or class of funds for which this notice is filed:
          Baird Quality Bond Fund
          Baird Adjustable Rate Income Fund

 3.  Investment Company Act File Number:     811-6714

     Securities Act File Number:   33-48892

 4.  Last day of fiscal year for which this notice is filed:
          September 30, 1996

 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
     declaration:                                      [  ]

 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):
          Not Applicable.

 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
          Not Applicable.

 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
          None

 9.  Number and aggregate sale price of securities sold during the fiscal year:
          72,838 shares for an aggregate sale price of $690,008.

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
          72,838 shares for an aggregate sale price of $690,008.


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
          Included in response to Item 9.

12.  Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                          $                690,008
                                                     -------------

      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                          +                      0
                                                     -------------

      (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                          -                690,008
                                                     -------------

      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                          +                      0
                                                     -------------

      (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
          (iii), plus line (iv)] (if applicable):
                                                                 0
                                                     -------------

      (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or other applicable law or regulation (see Instruction C.6):
                                          x                 1/2900
                                                     -------------

      (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:

                                          $                      0
                                                     -------------

INSTRUCTION:      Issuers should complete lines (ii), (iii), (iv), and
          (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.
            See Instruction C.3.

13. Check box if fees are being remitted to the Commissioner's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                       [  ]

Date of mailing or wire transfer of filing fees to the Commissioner's lockbox depository:
     Not Applicable.

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By (Signature and Title)*<F1> /s/ GLEN F. HACKMANN
                              --------------------

                    Glen F. Hackmann, Secretary and Treasurer
                    -----------------------------------------

Date: November 20, 1996

*<F1>Please print the name and title of the signing officer below the signature.


(QUARLES & BRADY LOGO)

                                   November 20, 1996


The Baird Funds, Inc.
777 East Wisconsin Avenue
Milwaukee, WI 53202

Ladies and Gentlemen:

     In connection with the filing of a Form 24F-2 Notice/Annual Notice of Securities Sold Pursuant to Rule 24f-2 for The Baird Funds, Inc., a Wisconsin corporation (the "Fund") registered as an open-end, series management investment company under the Investment Company Act of 1940 (the "1940 Act"), the purpose of which is to make definite the number of shares of its common stock, $.01 par value per share ("Common Stock), registered under the Securities Act of 1933 (the "1933 Act") for the fiscal year ended September 30, 1996, you have requested that we furnish you with the following opinion which we understand will be filed with the Securities and Exchange Commission.

     We understand that the Common Stock was offered to the public in two separate series, namely Baird Adjustable Rate Income Fund and Baird Quality Bond Fund, in the manner and on the terms identified and referred to in the Fund's Registration Statement on Form N-1A and all amendments thereto, as filed with the Securities and Exchange Commission (1933 Act Registration No. 33-48892 and 1940 Act Registration No. 811-6714) (the "Registration Statement"). For purposes of rendering this opinion, we have examined originals or electrostatic copies of such documents as we have considered necessary, including those listed below. In conducting such examination, we have assumed the genuineness of all signatures and the authenticity of all documents submitted to us as originals and the conformity to original documents of all documents submitted to us as copies.

     The documents we have examined are:

            1. The Registration Statement and all amendments thereto; and

            2. The Articles of Incorporation of the Fund, as certified by the
               Wisconsin Department of Financial Institutions.

            3. A Certificate of Active Status, as issued by the Wisconsin
               Department of Financial Institutions.

     Based upon and subject to the foregoing, after having given due regard to such issues of law as we deemed relevant, and assuming that:

            a. The Prospectus which is a part of the Registration Statement and your Prospectus delivery procedures with respect thereto fulfilled all of the requirements of the 1933 Act and the 1940 Act throughout all periods relevant to this opinion;

            b. All offers and sales of each series of the Fund's Common Stock were made in a manner complying with the terms of the Registration Statement; and

            c. All offers or sales of each series of the Fund's Common Stock were made in compliance with the securities laws of the states having jurisdiction thereof,

we are of the opinion that the shares of each series of the Fund's Common Stock, the registration of which the Form 24F-2 makes definite in number, were, when issued, legally issued, fully paid and non-assessable, except that holders thereof are subject to personal liability under Section 180.0622(2)(b) of the Wisconsin Business Corporation Law, as judicially interpreted, for debts owing to employees of the Fund for services performed, but not exceeding six months' service in any one case.

     We hereby consent to the filing of this opinion as a part of the Form 24F-
2.

                                   Very truly yours,

                                   /s/ QUARLES & BRADY

                                   QUARLES & BRADY